CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2012	$ 91	$ 269,832	$ (121,783)	$ 148,140
Balance (in shares) at Dec. 31, 2012	91,333,092
Stock Options:
Exercised		48		48
Exercised (in shares)	20,000
Exercise of stock options (in shares)	46,165
Stock-based compensation		2,907		2,907
Issuance of Units of Common Stock:
Issued pursuant to stock awards	$ 1			1
Issued pursuant to stock awards (in shares)	361,992
Stock Warrants:
Net loss			(16,304)	(16,304)
Balance at Dec. 31, 2013	$ 92	272,787	(138,087)	134,792
Balance (in shares) at Dec. 31, 2013	91,761,249
Stock Options:
Stock-based compensation		2,161		2,161
Issuance of Units of Common Stock:
Issued pursuant to stock awards		(36)		$ (36)
Issued pursuant to stock awards (in shares)	439,408			361,992
Debt Issuance Costs		(50)		$ (50)
Stock Warrants:
Issuance of Warrants		786		786
Net loss			(10,960)	(10,960)
Balance at Dec. 31, 2014	$ 92	275,648	(149,047)	$ 126,693
Balance (in shares) at Dec. 31, 2014	92,200,657			92,200,657
Stock Options:
Stock-based compensation		115		$ 115
Issuance of Units of Common Stock:
Issued pursuant to stock awards	$ 1	(90)		(89)
Issued pursuant to stock awards (in shares)	1,139,403
Debt Issuance Costs		(80)		(80)
Conversion of Senior Convertible Promissory Notes	$ 3	1,983		$ 1,986
Conversion of Senior Convertible Promissory Notes (in shares)	2,625,000			2,625,000
Private Placement	$ 13	3,987		$ 4,000
Private Placement (in shares)	13,333,333
Stock Warrants:
Net loss			(15,223)	(15,223)
Balance at Dec. 31, 2015	$ 109	$ 281,563	$ (164,270)	$ 117,402
Balance (in shares) at Dec. 31, 2015	109,298,393			109,298,393